LEASES (Tables)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
LEASES
Schedule of operating lease

	June 30, 2022	June 30, 2021
Operating leases:
Operating lease right of use assets	$—	$50,935
Current operating lease liabilities	—	55,022
Total operating lease liabilities	$—	$55,022

	June 30, 2021	June 30, 2020
Operating leases:
Operating lease right of use assets	50,935	63,356
Current operating lease liabilities	55,022	47,904
Non-current operating lease liabilities	—	7,103
Total operating lease liabilities	$55,022	$55,007

	June 30, 2020	June 30, 2019
Operating leases:
Operating lease right of use assets	63,356	163,041
Current operating lease liabilities	47,904	57,990
Non-current operating lease liabilities	7,103	194,089
Total operating lease liabilities	$55,007	$252,079

Schedule of maturity lease liability

For the year ended June 30,	Operating lease
2022	$44,103
2023	6,333
Total	$50,436

For the year ended June 30,	Operating lease
2022	$55,551
Total	$55,551
Less: amount representing interest	$529
Present value of future minimum lease payments	$55,022
Less: Current obligations	$55,022
Long-term obligations	$—

For the year ended June 30,	Operating lease
2021	$61,304
Total	$61,304
Less: amount representing interest	$6,297
Present value of future minimum lease payments	$55,007
Less: Current obligations	$47,904
Long-term obligations	$7,103